Related-Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Maase Inc. (“MAASE”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Group	A shareholder of the Group (formerly known as “Puyi Inc.” and “Highest Performances Holdings Inc.”)
Chengdu Puyi Bohui Information Technology Co., [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Group	Controlled by MAASE before September 30,2025
Puyi Enterprise Management Consulting Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Group	Controlled by MAASE before September 30,2025